Fair Value Measurement - Schedule of Fair Value Measurement of Equity (Detail) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of fair value measurement of equity [line items]
At beginning of period	€ 900,896
At end of period	914,205
Level 3
Disclosure of fair value measurement of equity [line items]
At beginning of period	57,131
Investments	824
Disposals	(4,688)
Fair value adjustments	1,365
Realized gains	98
Exchange rate gains	627
At end of period	€ 55,357